Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fee and commission income [line items]
Fee and commission income	$ 24,742,767	$ 26,467,679	$ 29,951,869
Performance obligations satisfied at point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	12,993,348	15,155,762	17,940,508
Performance obligations satisfied at point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	8,410,516	8,075,227	8,885,346
Performance obligations satisfied at point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,601,339	1,591,978	1,766,846
Performance obligations satisfied at point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	536,763	620,678	567,002
Performance obligations satisfied at point in time [member] | Commissions related to securities value[member]
Disclosure of fee and commission income [line items]
Fee and commission income	544,485	371,863	218,240
Performance obligations satisfied at point in time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	183,726	217,173	185,144
Performance obligations satisfied at point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,159	5,408	857
Performance obligations satisfied over time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	843	3,873	11,491
Performance obligations satisfied over time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	427,955	361,896	320,505
Performance obligations satisfied over time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	41,900	46,232	41,922
Performance obligations satisfied over time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	732	14,562	11,986
Performance obligations satisfied over time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	$ 1	$ 3,027	$ 2,022